Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0002078570
Registrant Name	AMATUHI HOLDINGS, INC.
Registration File Number	333-290245
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES